Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - GMHP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	037
Entity tax identification number	37-0602744
Plan's interest in the Caterpillar Investment Trust	$ 54,024,140
Notes receivable from participants	821,029
Total Investments	$ 55,624,121
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Caterpillar Global Mining Legacy Hourly Emp Savings Plan Self Directed Brokerage CGH - Alight Financial Solutions	$ 778,952